UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/  David Drinkwater          New York, New York            November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $495,666
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.       028-13324                  Manikay Master Fund, LP

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED NONE
ALLSTATE CORP                 COM               020002101    9,476     400,000 SH          DEFINED      1         400,000
AMERICAN INTL GROUP INC       COM NEW           026874784    1,490      67,900 SH          DEFINED      1          67,900
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156    9,573   1,564,264 SH          DEFINED      1       1,564,264
BHP BILLITON PLC              SPONSORED ADR     05545E209    9,250     174,266 SH          DEFINED      1         174,266
CEPHALON INC                  COM               156708109   18,158     225,000 SH          DEFINED      1         225,000
COCA COLA CO                  COM               191216100   40,536     600,000 SH          DEFINED      1         600,000
COLGATE PALMOLIVE CO          COM               194162103   26,604     300,000 SH          DEFINED      1         300,000
CONSTELLATION ENERGY GROUP I  COM               210371100   13,074     343,500 SH          DEFINED      1         343,500
E TRADE FINANCIAL CORP        COM               269246401   12,754   1,400,000 SH          DEFINED      1       1,400,000
GRIFOLS S A                   SPONSORED ADR     398438309   28,755   4,500,000 SH          DEFINED      1       4,500,000
HEWLETT PACKARD CO            COM               428236103    6,076     270,649 SH          DEFINED      1         270,649
HOME PROPERTIES INC           COM               437306103      375       6,600 SH          DEFINED      1           6,600
MEDCATH CORP                  COM               58404W109      521      37,500 SH          DEFINED      1          37,500
METLIFE INC                   COM               59156R108   21,288     760,000 SH          DEFINED      1         760,000
MOTOROLA MOBILITY HLDGS INC   COM               620097105   18,442     488,150 SH          DEFINED      1         488,150
NALCO HOLDING COMPANY         COM               62985Q101   27,984     800,000 SH          DEFINED      1         800,000
NEWS CORP                     CL A              65248E104   15,480   1,000,000    PUT      DEFINED      1       1,000,000
NEWS CORP                     CL B              65248E203   69,199   4,435,841 SH          DEFINED      1       4,435,841
NYSE EURONEXT                 COM               629491101   34,279   1,475,000 SH          DEFINED      1       1,475,000
PFIZER INC                    COM               717081103   30,056   1,700,000 SH          DEFINED      1       1,700,000
RPX CORP                      COM               74972G103    1,864      90,000 SH          DEFINED      1          90,000
ISTAR FINL INC                FRNT 10/0         45031UBF7   13,157  14,972,000 SH          DEFINED      1      14,972,000
TEMPLE INLAND INC             COM               879868107   18,822     600,000 SH          DEFINED      1         600,000
VARIAN SEMICONDUCTOR EQUIPMN  COM               922207105   10,701     175,000 SH          DEFINED      1         175,000
WAL MART STORES INC           COM               931142103   28,545     550,000 SH          DEFINED      1         550,000
WILLIAMS COS INC DEL          COM               969457100   29,208   1,200,000 SH          DEFINED      1       1,200,000


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